Filed with the Securities and Exchange Commission on August 22, 2006

1933 Act Registration File No. 33-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	265	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	266	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On August 28, 2006 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

PROSPECTUS

GREENVILLE SMALL CAP GROWTH FUND

Managed by Greenville Capital Management, Inc.
Website: www.greenvillecap.com

___________________________________________________

August 28, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Greenville Small Cap Growth Fund

The Greenville Small Cap Growth Fund (the “Fund”) is a mutual fund that seeks long-term growth of capital by investment in small capitalization companies.

Greenville Capital Management, Inc. (the “Advisor”) is the investment advisor to the Fund. The Fund is a series of Professionally Managed Portfolios (the “Trust”). The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

TABLE OF CONTENTS

AN OVERVIEW OF THE FUND	1
PERFORMANCE	2
FEES AND EXPENSES	3
INVESTMENT OBJECTIVE	4
PRINCIPAL INVESTMENT STRATEGIES	4
PRINCIPAL RISKS OF INVESTING IN THE FUND	5
PORTFOLIO HOLDINGS INFORMATION	6
MANAGEMENT OF THE FUND	6
INFORMATION ABOUT YOUR ACCOUNT	7
DIVIDENDS AND DISTRIBUTIONS	16
TAX CONSEQUENCES	17
FINANCIAL HIGHLIGHTS	18
PRIVACY NOTICE	19
FOR MORE INFORMATION	21

This Prospectus sets forth basic information about the Fund that you should know before investing. It should be read and retained for future reference.

The date of this Prospectus is August 28, 2006.

AN OVERVIEW OF THE FUND

What is the Fund’s Investment Objective?	The Fund seeks long-term capital growth.
What are the Fund’s Principal Investment Strategies?
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization (“small cap”) companies that offer the possibility of capital growth. Most of the Fund’s assets will be invested in U.S. common stocks traded on domestic exchanges. Small cap companies are defined as those companies with market capitalizations ranging from $100 million to $2 billion at time of purchase. In selecting investments for the Fund, the Advisor focuses on companies with strong growth prospects based on fundamental analysis.

What are the Principal Risks of Investing in the Fund?
There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•  Securities of smaller companies involve greater risk than securities of larger more established companies;
•  Securities of smaller companies may also possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges;
•  The stock market declines;
•  Interest rates go up which can result in increased costs for small cap companies;
•  Growth stocks fall out of favor with investors; and/or
•  Stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

Who may want to Invest in the Fund?
The Fund may be appropriate for investors who:

•  Are pursuing a long-term goal such as retirement;
•  Want to add an equity investment with growth potential to their investment portfolio; and
•  Understand and can bear the risks of investing in small companies.

The Fund may not be appropriate for investors who: • Need regular income; and • Are pursuing a short-term goal.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Fund by comparing its performance with those of a broad measure of market performance. The information below also illustrates the risks of investing in the Fund by showing their highest and lowest quarterly returns. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Greenville Small Cap Growth Fund
Calendar Year Total Return*

* The Fund’s year-to-date return as of June 30, 2006 was 6.84%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 5.76% for the quarter ended September 30, 2005, and the lowest quarterly return was (9.52)% for the quarter ended March 31, 2005.

Average Annual Total Returns as of December 31, 2005
	1 Year	Since Inception (5/3/2004)

Return Before Taxes	1.22%	6.85%
Return After Taxes on Distributions (1)	0.94%	6.67%
Return After Taxes on Distributions and Sale of Fund Shares (1)(2)	1.18%	5.84%
Russell 2000® Growth Index(3)	4.15%	10.09%

(1)
After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3)
The Russell 2000® Growth Index measures the performance of those Russell 2000®companies with higher price-to-book ratios and higher forecasted growth values. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fee(2)	1.00%
Deferred Sales Load	None

Annual Fund Operating Expenses(3) (expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	1.45%
Total Annual Fund Operating Expenses	2.45%
Less: Expense waiver/reimbursement(4)	(0.56)%
Net Annual Fund Operating Expenses	1.89%

(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.
(2) The redemption fee applies only to those shares that have been held for less than 90 days. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading. Please see “Short-term Trading” in this Prospectus for certain exceptions that may apply.
(3) Effective August 1, 2006, the Fund’s Net Annual Fund Operating Expenses were reduced from 2.00% to 1.89% as a result of the Advisor contractually agreeing to further reduce its fees and/or absorb additional expenses of the Fund. The Annual Fund Operating Expenses table has been restated to reflect current fees.
(4) The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.89% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect for at least the period shown in the Example below and for an indefinite period thereafter, until the Trust’s Board of Trustees (the “Board”) determines that the Expense Cap is no longer in the best interest of the Fund and its shareholders. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the figures below are based on the Fund’s net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$192	$594	$1,021	$2,212

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth. The Fund’s investment objective is non-fundamental. It may be changed without shareholder vote upon at least a 60-day notice.

PRINCIPAL INVESTMENT STRATEGIES

The Fund emphasizes the purchase of equity securities of small cap companies that, in the Advisor’s opinion, offer the possibility of capital growth. Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in such equity securities. Small cap companies are defined as those companies with market capitalizations ranging from $100 million to $2 billion at time of purchase.

In managing the Fund’s portfolio, the Advisor uses a “bottom up” approach to find companies whose earnings prospects will exceed Wall Street expectations. To find these companies, the Advisor uses intense fundamental analysis to identify companies with earnings growth rates in excess of 20% or that trade at or below the market based on estimates of future price-to-earnings ratios. The Advisor will also evaluate a company’s prospects for growth (both for initial purchase and on an ongoing basis) using information and analyses from numerous sources, including:

•	Interviews with a company’s management;
•	On-site visits;
•	Contacting a company’s clients, suppliers and competitors; and
•	Technical analysis of market data, such as historical prices and other trading variables.

The Fund may also purchase other types of equity securities consistent with its investment objective and strategies, including investments in non-small cap securities. These securities include preferred stocks, shares of exchange-traded funds (“ETFs”) and American Depositary Receipts (“ADRs”). ADRs evidence ownership of foreign securities, but are traded on domestic exchanges. The Fund may invest up to 5% of its net assets in ETFs and up to 5% of its net assets in ADRs.

The Fund typically sells a security when the security shows deteriorating fundamentals or its earnings fall short of the Advisor’s expectations based on certain objective criteria.

High Portfolio Turnover
The Fund’s annual portfolio turnover rate indicates changes in its portfolio investments. The Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies regardless of the effect on the Fund’s portfolio turnover rate.

Please note that buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

The Fund expects its portfolio turnover rate to be approximately 100% in a given year. It may vary from year-to-year since portfolio adjustments are made when conditions affecting relevant markets or individual issues warrant such action, and may be higher. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. The Fund’s annual portfolio turnover rate is noted in the “Financial Highlights” section of this Prospectus.

Temporary or Cash Investments
Under normal market conditions, the Fund will invest according to its principal investment strategies above. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. As a result, the Fund may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks that may adversely affect the Fund’s net asset value (“NAV”) or total return have previously been summarized under “An Overview of the Fund.” These risks are discussed in more detail below.

Management Risk
Management risk means that the value of your investment in the Fund varies with the success or failure of the Advisor’s investment strategies and portfolio investments. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Market Risk
Market risk is the risk that the market value of a security may fluctuate; sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Small Company Risk
Investments in smaller companies may be speculative, more volatile and involve greater risk than customarily are associated with larger companies. Many small companies are more vulnerable than larger companies to adverse business or economic developments. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.

Small company shares, which usually trade on the over-the-counter market, may have few market makers, wider spreads between their quoted bid and asked prices and lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general. In addition, the Fund and other client accounts of the Advisor together may hold a significant percentage of a company’s outstanding shares. When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time. For these reasons, the Fund’s NAV may be volatile.

Growth Investing Risk
Growth securities may be more volatile than other securities because growth stocks are often more sensitive to investor perceptions of the issuing company’s growth potential. The Fund’s performance may suffer when value investing is in favor.

PORTFOLIO HOLDINGS INFORMATION

The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each fiscal quarter, in the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q. In addition, the Fund discloses its complete calendar quarter-end portfolio holdings and certain other portfolio characteristics on the Fund’s website at http://www.greenvillecap/gcmmutual.htm.com within 10 business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filing with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the web site. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”). The Annual and Semi-Annual Reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (888) 334-9075.

MANAGEMENT OF THE FUND

Investment Advisor
The Fund has entered into an investment advisory agreement with the Advisor under which the Advisor manages the Fund’s investments and business affairs, subject to the supervision of the Board. The Advisor was founded in 1989 and serves as investment advisor to individual and institutional clients. As of June 30, 2006, the Advisor managed approximately $170 million in assets. The Advisor is located at 100 South Rockland Falls Road, Rockland, Delaware 19732. Please see www.greenvillecap.com for more information about the Advisor. Under the investment advisory agreement, the Fund compensates the Advisor for its investment advisory services at the annual rate of 1.00% of the Fund’s average daily net assets, payable on a monthly basis.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s Annual Report to shareholders for the most recent period ended April 30.

Portfolio Manager

The Fund is managed by Robert Strauss. Mr. Strauss, CFA, joined the Advisor in January 2002. Mr. Strauss was previously employed at Wachovia Securities from 1996 to December 2001. While at Wachovia Securities, Mr. Strauss was a Vice President of Equity Research covering Electronic Manufacturing Services and Components as well as a member of the Telecommunications Equipment team. He has been a Chief Investment Officer and portfolio manager of the Fund since July 1, 2005, and has been managing small cap portfolios since 2002. Mr. Strauss earned a B.S. in Business Administration, concentrating in Economic Security and Risk Management, from the University of South Carolina.

The SAI provides additional information about the portfolio manager’s compensation, other accounts he manages and his ownership of Fund shares.

Fund Expenses
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed, however, to reduce its fees and/or pay expenses of the Fund to ensure that the Fund’s net annual fund operating expenses (excluding interest, tax and extraordinary expenses) will not exceed 1.89% of the Fund’s average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves the payment of such fees, in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed 1.89% of the Fund’s average net assets. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

INFORMATION ABOUT YOUR ACCOUNT

How to Buy Shares
To purchase shares of the Fund, you must make a minimum initial investment as listed in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
All Accounts	$2,000	$500

You may purchase shares of the Fund by completing the enclosed Account Application and mailing it along with a check payable to the “Greenville Small Cap Growth Fund”. The minimum initial investment in the Fund for all accounts (regular, retirement and tax-deferred accounts) is $2,000. Subsequent investments in the amount of at least $500 may be made by mail, by wire or via electronic funds transfer. Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Fund will not accept payment in cash, including cashier’s check or money orders, unless the cashier’s check is in excess of $10,000. In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least a 30-day notice of any increase in the minimum dollar amount of subsequent investments.

All Account Applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order Account Application in whole or in part. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of the Fund. Purchases may also be rejected from persons believed by the Fund to be “market timers.”

The transfer agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, if your payment is returned for any reason.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Anti-Money Laundering Program
The Fund has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Fund is required to obtain the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or tax identification number;
•	Permanent street address (P.O. Box is not acceptable); and
•	Additional documentation for accounts opened by entities, such as corporations, companies or trusts.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act, the Fund’s transfer agent will verify the information on your Account Application as part of the Fund’s Anti-Money Laundering Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Fund’s transfer agent at (888) 334-9075.

Methods of Purchase

Through a broker-dealer or other financial organization
You can purchase shares of the Fund through certain broker-dealers or other financial organizations (“Sales Agent”) that have been authorized by the Fund to place trades in Fund shares for their customers. These Sales Agents are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A purchase order is deemed received by the Fund when an authorized Sales Agent, or, if applicable, a Sales Agent’s authorized designee, receives the request in good order. In the case of a purchase through a Sales Agent, orders will be processed at the NAV per share next effective after receipt of the order by such Sales Agent. Please keep in mind that a Sales Agent may charge additional fees for its services.

If you invest through a Sales Agent or other organization, you will have to follow their procedures, which may be different from the procedures for investing directly with the Fund. Your broker-dealer or other intermediary may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial organization and they will be responsible for providing you with a copy of the Fund’s prospectus.

By mail
If you are making an initial investment in the Fund, simply complete an Account Application form included in this Prospectus and mail it together with a check for the amount you wish to invest to the address below.

If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it to the address below. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

Regular Mail Greenville Small Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Overnight Delivery Greenville Small Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone
You may purchase additional shares of the Fund by calling (888) 334-9075. If you elected telephone purchases on your Account Application and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. In order to utilize this option, you must have banking information established on your account prior to making a purchase and your bank must be an ACH member. For security reasons, requests by telephone will be recorded. Your shares will be purchased at the NAV next calculated on the day of your purchase order provided that your order is received prior to 4:00 p.m. Eastern time.

By wire
If you are making an initial investment in the Fund, before you wire funds, the transfer agent must have a completed Account Application. You may mail or overnight deliver your Account Application to the transfer agent. Upon receipt of your completed Account Application, the transfer agent will establish an account for you and a representative will contact you with wiring instructions. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank should wire funds according to the instructions you are given so that it can be correctly applied.

If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. It is essential that your bank include the name of the Fund and your account number in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: Greenville Small Cap Growth Fund
(your name or the title on the account)
(your account #)

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing. Neither the fund nor U.S. Bank, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the transfer agent.

Through a retirement plan	The Fund offers an IRA plan. You may obtain information about opening an IRA account by calling toll free (888) 334-9075. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

Through an Automatic Investment Plan	For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under this plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account on a monthly basis the amount you wish to invest. If you wish to participate in this plan, please complete the “Automatic Investment Plan” section on the Account Application or call the Fund’s transfer agent at (888) 334-9075. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to effective date. In order to participate in this plan, your financial institution must be a member of the ACH network.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call (888) 334-9075 for additional information regarding the Fund’s AIP.

How to Sell (Redeem) Shares

Through a broker-dealer or other financial organization
If you purchased your shares through a Sales Agent, your redemption order must be placed through the same Sales Agent. The Sales Agent is responsible for sending your redemption order to the Fund on a timely basis. In the case of a redemption through a Sales Agent, orders will be processed at the NAV per share next effective after receipt of the order by such Sales Agent. Please keep in mind that your Sales Agent may charge additional fees for its services.

By mail
You may redeem your shares by simply sending a written request to the transfer agent. Please provide the Fund’s name, your account number and state the dollar amount or the number of shares you would like redeemed. The letter should be signed by all shareholders whose names appear on the account. No redemption request will become effective until all documents have been received in proper form by the transfer agent. Shareholders should contact the transfer agent for further information concerning documentation required for redemption of Fund shares. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). You should send your redemption request to:

Regular Mail Greenville Small Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Overnight Delivery Greenville Small Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone
If you elected to permit telephone redemptions on your Account Application, you may redeem shares in any amount, but not less than $250, by calling the transfer agent at (888) 334-9075 before the close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time.

You may request telephone redemption privileges after your account is opened by calling the transfer agent at (888) 334-9075 for instructions.

By Wire
To redeem shares by wire, call the Fund at (888) 334-9075 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Fund’s transfer agent charges a $15 outgoing wire fee. Proceeds will be wired on the following business day to the predetermined bank instructions on your account at the time of the redemption.

Through a Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the Fund’s Systematic Withdrawal Program (“SWP”). Under the SWP, shareholders or their brokers may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. In order to participate in this program, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $100. If you elect this method of redemption, the Fund will send a check directly to your address of record, or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. You may also elect to terminate your participation in this program at any time by contacting the transfer agent sufficiently in advance of the next withdrawal. A withdrawal under the SWP involves a redemption of shares of the Fund and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s Account Application. Please call (888) 334-9075 for additional information regarding the Fund’s SWP.

Signature Guarantees
The transfer agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

• If ownership is changed on your account;
• When redemption proceeds are sent to an address other than that registered on the account;
• If proceeds are to be made payable to someone other than the account’s owner(s);
• When a redemption transmitted by federal wire transfer is to a bank other than the bank of record;
• When adding the telephone redemption option to an existing account;
• When adding or changing automated bank instruction on an account;
• If a change of address request has been received by the transfer agent within the last 15 days; and
• For all redemptions of $50,000 or more from any shareholder account.

Signature guarantees will be generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Payment of Redemption Proceeds
You may redeem the Fund’s shares at a price equal to the NAV next determined after the Fund’s transfer agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m. Eastern time) will be processed on that day. Proceeds from the redemption are usually sent on the next business day. You may have a check sent to your address of record, proceeds may be wired to the bank account previously designated, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. Proceeds sent via ACH are typically available within two business days. In all cases, proceeds will be processed within seven calendar days and wired or mailed to you after the Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

Termination of Accounts
Your account may be terminated by the Fund on not less than a 30-day written notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $2,000. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven days of the redemption.

Redemption-In-Kind
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (a “redemption in-kind”).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Other Fund Policies
Once you place a telephone transaction request, it cannot be canceled or modified. When you establish telephone privileges, you are authorizing the Fund and the transfer agent to act upon the telephone instructions of the person or persons you have designated on your Account Application.

Before executing an instruction received by telephone, the Fund and the transfer agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the transfer agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Your Sales Agent may establish policies that differ from those of the Fund. For example, the Sales Agent may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your Sales Agent for details.

Redemption Fees
The Fund is intended for long-term investors. Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by the Fund’s shareholders. For these reasons, the Fund will assess a 1.00% fee on the redemption of Fund shares held for less than 90 days. The redemption fee is deducted from your proceeds and retained by the Fund for the benefit of long-term shareholders. The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. This fee does not apply to (i) shares purchased through reinvested dividends or capital gains; (ii) Fund redemptions under the Fund’s SWP; (iii) the redemption of shares previously purchased under and Automatic Investment Plan; or (iv) involuntary redemption of low balance. The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 90 days, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans). While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short-term trading effected through financial intermediaries.

Pricing of Fund shares
Shares of the Fund are sold at NAV as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for unrestricted business. The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share). Fair value determinations may be made as described below under procedures adopted by the Board. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests made in accordance with the requirements of this Prospectus. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including investment advisory, administration and other fees, which are accrued daily.

Occasionally, events affecting the value of foreign securities or other securities held by the Fund occur when regular trading on foreign exchanges is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund compares the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Tools To Combat Frequent Transactions
The Fund is intended for long-term investors and does not accommodate frequent transactions. The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity, imposing redemption fees, and using fair value pricing, according to procedures adopted by the Board, when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests. Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information. However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Service Fees
The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation would be in addition to service fees paid by the Fund. These additional cash payments would be generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income and net capital gain in December. The Fund may make additional distributions of net investment income or net capital gain if it deems it desirable at another time during the year.

All distributions will be reinvested in shares of the Fund unless you choose to receive dividends in cash and/or receive capital gains in cash. If you would like to change your distribution option, write to the transfer agent in advance of the payment date for the distribution. If you elect to receive distributions and/or capital gains paid cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then current net asset value, and to reinvest all subsequent distributions.

TAX CONSEQUENCES

The Fund intends to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. Dividends are taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December, but paid in January are taxable as if they were paid in December.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

This table below illustrates the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. “Total return” reflects how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm. Their report and the Fund’s financial statements are included in the Annual Report dated April 30, 2006, which is available upon request.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
	Year Ended April 30, 2006	Period Ended April 30,2005(1)
Net asset value, beginning of period	$9.40	$10.00

Income from Investment Operations:
Net investment loss	(0.18)	(0.19)
Net realized and unrealized gain (loss) on investments	3.30	(0.41)

Total from investment operations	3.12	(0.60)
Less Distributions:
From net realized gain	(0.21)	-
Paid-in capital from redemption fees	0.00(2)	0.00(2)
Net asset value, end of period	$12.31	$9.40
Total return	33.40%	(6.00)%(4)

Net assets, end of period (millions)	$13.6	$10.4

Ratio of Expenses to Average Net Assets:
Before fees waived and expenses absorbed	2.45%	2.46%(3)
After fees waived and expenses absorbed	2.00%	2.00%(3)

Ratio of Net Investment Loss to Average Net Assets:
Before fees waived and expenses absorbed	(2.08)%	(2.33)%(3)
After fees waived and expenses absorbed	(1.63)%	(1.87)%(3)

Portfolio turnover rate	54.27%	65.95%(4)

(1) Fund commenced operations on May 3, 2004.
(2) Amount is less than $0.01.
(3) Annualized.
(4) Not Annualized.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, Delaware 19732
www.greenvillecap.com

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103-3638

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

Custodian
U.S. Bank, National Association
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

GREENVILLE SMALL CAP GROWTH FUND
www.greenvillecap.com

FOR MORE INFORMATION

For investors who want more information about the Fund, the following documents are available on the Fund’s website or free upon request:

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by contacting the Fund at:

GREENVILLE SMALL CAP GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(888) 334-9075
www.greenvillecap.com

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder reports and other information about the Fund are also available:

•	Free of charge from the Fund’s website at ; or
•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.;
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or
•	For a fee, by email request to publicinfo@sec.gov.

(The Trust’s Investment Company Act file number is 811-05037)

STATEMENT OF ADDITIONAL INFORMATION
August 28, 2006

GREENVILLE SMALL CAP GROWTH FUND

100 South Rockland Road,
Rockland, Delaware 19732
Telephone: (888) 334-9075
Website: www.greenvillecap.com

This Statement of Additional Information (“SAI”) is not a Prospectus and it should be read in conjunction with the Prospectus dated August 28, 2006 of the Greenville Small Cap Growth Fund (the “Fund”). The Fund is a series of Professionally Managed Portfolios (the “Trust”). Greenville Capital Management, Inc. (“the Advisor”) is the investment advisor to the Fund. A copy of the Fund’s Prospectus is available by calling the above number.

The Fund’s financial statements for the fiscal year ended April 30, 2006, contained in the Fund’s Annual Report dated April 30, 2006 are incorporated herein by reference into this SAI. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.

TABLE OF CONTENTS
THE TRUST	3
INVESTMENT OBJECTIVE AND POLICIES	3
INVESTMENT RESTRICTIONS	9
DISTRIBUTIONS AND TAX INFORMATION	11
TRUSTEES AND EXECUTIVE OFFICERS	13
THE FUND’S INVESTMENT ADVISOR	17
SERVICE PROVIDERS	20
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	21
MARKETING AND SUPPORT PAYMENTS	23
PORTFOLIO TURNOVER	23
PROXY VOTING POLICY	24
ANTI-MONEY LAUNDERING PROGRAM	25
PORTFOLIO HOLDINGS INFORMATION	25
DETERMINATION OF SHARE PRICE	27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	28
PERFORMANCE INFORMATION	30
GENERAL INFORMATION	31
FINANCIAL STATEMENTS	32
APPENDIX	33

THE TRUST

The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective is to seek long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization (“small cap”) companies that offer the possibility of capital growth.

The Fund is diversified (see fundamental investment restriction No. 7 under “Investment Restrictions”). This means that under the Investment Company Act of 1940, as amended (the “1940 Act”), the fund must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. In such case, the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws. Furthermore, to the extent that these few securities represent a particular type of investment (e.g. securities of small- or medium-size companies) the Fund would be disproportionately subject to the risks associated with that investment.

The following information supplements the discussion of the Fund’s investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund’s will achieve its investment objective.

Equity Securities
The Fund will invest in equity securities consistent with the Fund’s investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see “Preferred Stock” below. Some preferred stocks may be convertible into common stock.

To the extent the Fund invests in the equity securities of small cap companies, it will be exposed to the risks of those companies. Small cap companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Preferred Stock
The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Foreign Securities
The Fund may invest up to 5% of its net assets in the securities of foreign issuers, provided that they are American Depositary Deposits (“ADRs”) publicly traded in the Unites States. The Fund may also invest without limit in securities of foreign issuers that are listed and traded on a domestic national securities exchange.

American Depositary Receipts. Generally, ADRs, in registered form, are denominated in U.S. dollars and traded on U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities can involve significant risks in addition to the risks inherent in U.S. investments, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund’s assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Illiquid Securities
The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Trust’s Board of Trustees (the “Board”), to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Board may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Borrowings
The Fund may borrow funds to meet redemptions, to increase its portfolio holdings of securities, or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.

Securities Lending
Although the Fund’s objective is long-term growth of capital, the Fund reserves the right to lend its portfolio securities in order to generate income from time to time. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Advisor or the Fund’s principal underwriter and whose creditworthiness is acceptable to the Advisor. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan, marked-to-market daily. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit.  The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may not lend its portfolio securities to an extent greater than 5% of its net assets, measured at the time of the transaction.

Short-Term Investments
The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Services©, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Repurchase Agreements The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government security that is subject to the repurchase agreement. It is not clear whether a court would consider the U.S. government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Money Market Mutual Funds. The Fund may also invest a portion of its assets in money market mutual funds in connection with its temporary or cash investments. Money market mutual funds are regulated investment companies under the 1940 Act and the Fund will invest in money market funds in accordance with applicable rules and regulations with respect to investments in other investment companies. Please note that in addition to the advisory and operational fees the Fund pays in connection with its own operations, to the extent the Fund invests in money market funds, the Fund will also bear its pro rata portion of each such money market fund’s fees and expenses.

Investment Company Securities
The Fund may invest in shares of other registered investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions or for temporary defensive purposes. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

The Fund may also invest up to 5% of its net assets in Exchange-Traded Funds (“ETFs”). ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. The Fund’s investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Please note that because an ETF is an investment company, in addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each such ETF’s fees and expenses.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.    Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.    (a) Borrow or pledge its assets (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund’s borrowed amounts exceeding 33 1/3% of its assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3.    Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.    Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the Prospectus and in this SAI).

5.    Invest 25% or more of the value of its assets in the securities of companies engaged in any one industry or group of related industries. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

6.    Issue senior securities, such as shares having priority over other shares as to the payment of dividends, or as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

7.    Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation.

8.    Purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

The Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote. The Fund may not:

1.    Invest in any issuer for purposes of exercising control or management.

2.    Invest, in the aggregate, more than 15% of its net assets in securities that are not readily marketable or are illiquid.

3.    With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

It is the Fund’s policy that it will not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with at least a 60-day prior notice.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for their taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code. The advice was prepared for the Fund. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Financial Consultant; formerly, Senior Vice President, Rockefeller Trust Co.; Financial Counselor, Rockefeller & Co.	1	None.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Rowley W.P. Redington (born 1944) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	President, Intertech Computer Services Corp. (computer services and consulting).	1	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Trustee, Managers Funds; Trustee, Managers AMG Funds; Director, Guardian Mutual Funds.
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Vice President, U.S. Bancorp Fund Services, LLC, since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	1	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC, since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	1	Not Applicable.
Angela L. Pingel (born 1971) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite Term; Since December 2005.	Counsel, U.S. Bancorp Fund Services LLC, since 2004; formerly, Associate, Krukowski & Costello, S.C., (2002-2004); formerly, Vice President - Investment Operations, Heartland Advisors, Inc. (1994-2002).	1	Not Applicable
(1) The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2) The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Compensation
Set forth below is the rate of compensation received by the following Independent Trustees from all portfolios of the Trust for the fiscal year ended April 30, 2006. These amounts are allocated among each of the various portfolios comprising the Trust. Independent Trustees receive an annual retainer of $10,000 and a fee of $5,500 for each regularly scheduled meeting. Independent Trustees also receive a fee of $1,500 for any special meeting attended. The Chairman of the Board receives an additional annual retainer of $8,000. Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2)Paid to Trustees
Dorothy A. Berry, Trustee	$1,800	None	None	$1,800
Wallace L. Cook, Trustee	$1,386	None	None	$1,386
Carl A. Froebel, Trustee	$1,386	None	None	$1,386
Rowley W.P. Redington, Trustee	$1,386	None	None	$1,386
Steve J. Paggioli, Interested Trustee(3)	$1,386	None	None	$1,386
(1)	For the fiscal year ended April 30, 2006.
(2)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund. For the fiscal year ended April 30, 2006, Trustees’ fees and expenses in the amount of $157,000 were allocated to the Trust.

(3)	Prior to December 1, 2005, Mr. Paggioli was not an Independent Trustee.

Trust Committees
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating Committee did not meet during the Fund’s last fiscal year.

The Audit Committee is comprised of all of the Independent Trustees. It does not include interested Trustees of the Trust. The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting. The Audit Committee met once during the Fund’s last fiscal year with respect to the Fund.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet during the Fund’s last fiscal year with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee met once during the Fund’s last fiscal year with respect to the Fund.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of August 1, 2006, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Principal Shareholders of the Greenville Small Cap Growth Fund
Name and Address	% Ownership	Type of Ownership
Charles S. Cruice(1) P.O. Box 3629 Greenville, DE 19807-0629	52.43%	Record & Beneficial
Charles S. Cruice(1)& Kathryn W. Cruice(2) P.O. Box 3629 Greenville, DE 19807-0629	27.73%	Record & Beneficial
SEI Private Trust Company FBO Wood Trust One Freedom Valley Oaks, PA 19456	6.48%	Record
(1)	Charles S. Cruice’s holdings represent multiple beneficial and record accounts. These consist of individual retirement accounts (“IRAs”), 401(k) Plans and other accounts.
(2)
Kathryn W. Cruice’s holdings represent multiple beneficial and record accounts. Ms. Cruice is an immediate family member of Mr. Cruice. Mr. Cruice is the President and Chief Compliance Officer (“CCO”) of the Advisor.

As of December 31, 2005, no Independent Trustee beneficially owned shares of the Fund. As of August 1, 2006, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

Furthermore, as of December 31, 2005, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Advisor, the distributor or an affiliate of the Advisor or distributor. Accordingly, as of December 31, 2005, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the distributor or any affiliate thereof was a party.

THE FUND’S INVESTMENT ADVISOR

Greenville Capital Management, Inc., located at 100 South Rockland Falls Road, Rockland, Delaware 19732, acts as investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Advisor is controlled by Robert Strauss and Chip Cruice (Mr. Cruice’s control results from the combined ownership of him and his wife).

Subject to such policies as the Board may determine, the Advisor is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments and determines from time to time what securities may be purchased by the Fund.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees at a meeting called for the purpose of voting on such Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than a 60-day, nor less than a 30-day, written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Advisor on not more than a 60-day, nor less than a 30-day, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 1.00% of the Fund’s average daily net assets as specified in the Fund’s Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The table below shows the amount of advisory fees paid by the Fund for the periods shown.

Fiscal Year Ended April 30,	Advisory Fees Paid
2006	$65,497
May 3, 2004 to April 30, 2005	$59,574

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the “expense cap”). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.

Under the expense limitation agreement, the Advisor may recoup reimbursements only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board’s subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. The Board may terminate this expense reimbursement arrangement at any time.

Portfolio Managers
Mr. Robert Strauss is the Fund’s Portfolio Manager. The following provides information regarding other accounts he manages as of April 30, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	81	$165 Million	0	$0

Mr. Strauss is compensated by a fixed salary. His salary is not based specifically on the Fund’s performance. However, he does receive compensation in the form of profit sharing based on his equity ownership in the Advisor, which is based on the overall profitability of the Advisor. Mr. Strauss does not receive deferred compensation, but does participate in a retirement plan as part of his compensation.

As of April 30, 2006 the following indicates the beneficial ownership of the Portfolio Manager of the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Mr. Robert Strauss	$1 - $10,000

Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund. The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchased or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, we may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund. USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund a fee based on a rate equal to either: 1) 0.08% on the Fund’s first $300 million in Fund assets, 0.07% on the next $500 million in Fund assets, and 0.04% on Fund assets over $500 million; or 2) $38,000, whichever is greater. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The table below shows the amount of administration fees paid by the Fund to the Advisor for the periods shown.

Fiscal Year Ended April 30,	Administration Fee Paid
2006	$38,000
May 3, 2004 to April 30, 2005	$37,688

Custodian
U.S. Bank, National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94015-3441 serves as legal counsel to the Fund.

Distributor and Principal Underwriter
Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (“Quasar”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Distributor on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the NASD and the SEC.

While it is the Advisor’s general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund. Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

The table below shows the amount of brokerage commission paid by the Fund with respect to portfolio transactions for the prior fiscal periods ending April 30.

	2006	2005
Brokerage Fees Paid	$32,405	$72,939

Of such amount, the following was paid to broker-dealers who furnished research, statistical or other services to the Advisor.

Broker-Dealer	2006
Instinet	$17,541

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of June 30, 2006 the Advisor has agreements with one firm to pay such Support Payments, which are structured in three ways: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Support Payments to these dealers for the calendar year 2005 were as follows:

Firm
Prudential	$978

Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to each Fund shares.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions and Brokerage.” The Fund’s portfolio turnover rate for the following fiscal periods ending April 30 is shown in the table below.

	2006	2005
Portfolio Turnover Rate	54.27%	65.95%(1)
(1)	Portfolio turnover is for the fiscal period from May 3, 2004 to April 30, 2005.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Trust’s Policies”) on behalf of the Fund that delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Trust’s Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Trust’s Policies also require the Advisor to present to the Board, at least annually, its proxy policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted a Proxy Voting Policies and Procedures (the “Advisor’s Policies”) which underscore the Advisor’s concern that all proxies voting decisions be made in the best interest’s of the Fund. The Advisor has established a Proxy Committee responsible for establishing and updating the Advisor’s Policies, including voting guidelines that generally put the economic interests of the Fund first, then mandate that the Advisor vote in line with management on most routine matters. For non-routine matters, the Advisor generally follows pre-determined guidelines.

Certain of the Advisor’s proxy voting guidelines are summarized below:

•	The Advisor generally votes for uncontested directors nominees with consideration to board history and background.
•	The Advisor generally votes against proposals to adopt a poison pill and/or other policies that prevent takeover attempts.
•	The Advisor generally votes against proposals regarding supermajority shareholder requirements to approve takeovers or business combinations.
•	The Advisor generally votes for proposals to increase stock authorizations for employee grants and corporate expansions/purchases, generally not to exceed 15% of outstanding shares.

Although many proxy proposals can be voting in accordance with the guidelines established by the Proxy Committee, some proposals will require special consideration, and the Advisor will make a decision on a case-by-case basis in these situations. The Advisor utilizes the services of ProxyEdge to track and vote proxies.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict as follows:

•	To the extent the matter is specifically covered by the Advisor’s proxy voting guidelines, ProxyEdge will have voted the proxies automatically.
•
To the extent the Advisor is making a case-by-case determination under its proxy voting guidelines, the Advisor will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Advisor will abstain from voting the proxy.

The Advisor’s Policies are designed to ensure that proxies are properly voted, material conflicts of interests are avoided, and the Advisor’s fiduciary obligations are fulfilled.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for the Fund is available without charge, upon request, by calling toll-free (888) 334-9075 and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (together with the Disclosure Policies, the “Policies”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Policies. The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Policies, which would be for a legitimate business purposes and would always include a duty of confidentiality and a duty not to trade on such information in the case of non-public disclosures. The Advisor and the Board also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund. After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to the Policies, the Trust’s CCO, President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund’s and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) by considering to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in their sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund also discloses its complete calendar quarter-end portfolio holdings on its website at http://www.greenvillecap/gcmmutual.htm.com within 10 business days of the calendar quarter-end. The calendar quarter-end portfolio holdings of the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website.

The Advisor may not receive compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including a duty not to trade on non-public information: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF SHARE PRICE

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) on each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ National Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ National Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The Fund’s securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculated its net asset value per share as of April 30, 2006 is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$13,649,187	=	$12.31
1,109,222

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund’s daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund’s shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering paying in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan
As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund’s shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the “Bank Account Registration” section of the shareholder’s latest Account Application or as otherwise properly specified to the Fund in writing.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For information, contact the transfer agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the transfer agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The “Telephone Redemption Privilege” may be modified or terminated without notice.

Redemption Fee
As discussed in the Prospectus, the Fund will assess a 1.00% fee on redemptions of shares that are held for less than 90 days. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions and may not be applicable to certain qualified accounts held by financial intermediaries. In determining whether a redemption fee will be imposed, it will be assumed that the redemption is made on shares that have been held the longest. This is commonly referred to as “first-in, first-out.” This will result in you paying the lowest redemption fee possible or no redemption fee at all. The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.

Redemptions-in-Kind
The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in its Prospectus, which will be calculated in accordance with the following:

Average Annual Total Return
Average annual total return quotations used in the Fund’s advertising and promotional materials are calculated according to the following formula:

P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)
The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payment of $1000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions)
The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payment of $1000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

GENERAL INFORMATION

Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Trust, the Advisor and the distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and distributor to invest in securities that may be purchased or held by the Fund.

FINANCIAL STATEMENTS

The Annual Report to shareholders for the Fund for the fiscal year ended April 30, 2006 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX

Commercial Paper Ratings

Moody’s Investors Service, Inc.

Prime-1-Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

THE GREENVILLE SMALL CAP GROWTH FUND

PART C
OTHER INFORMATION

Item 23.                               Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from the Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)
Investment Advisory Agreement dated May 3, 2004 between the Trust and Greenville Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 166 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 3, 2004.

(e)
Form of Distribution Agreement dated May 4, 2004 between Greenville Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 166 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 3, 2004.

(f)		Bonus, profit sharing contracts - None.
(g)
Form of Custodian Agreement between the Trust, on behalf of the Greenville Small Cap Growth Fund, and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 28, 2003.

(h)	(i)
Form of Fund Administration Servicing Agreement between the Trust, on behalf of the Greenville Small Cap Growth Fund and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 12, 2002.

(ii)
Form of Fund Accounting Servicing Agreement between the Trust, on behalf of the Greenville Small Cap Growth Fund and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 12, 2002.

(iii)
Form of Transfer Agent Agreement between the Trust, on behalf of the Greenville Small Cap Growth Fund and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 12, 2002.

	(iv)	Operating Expense Limitation Agreement - filed herewith.
(i)
Opinion and Consent of Counsel dated April 21, 2004 by Paul, Hastings, Janofsky & Walker for the Greenville Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 28, 2004.

(j)	(i)	Consent of Independent Registered Public Accounting Firm - filed herewith.

(ii)
Powers of Attorney dated June 19, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 258 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2006.

(k)		Omitted Financial Statements - None.
(l)		Initial Capital Agreements - None.
(m)		Rule 12b-1 Plan - None.
(n)		Rule 18f-3 Plan - None.
(o)		Reserved.
(p)	(i)
Code of Ethics for the Trust is herein incorporated by reference from the Post-Effective Amendment No. 186 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 24, 2005.

(ii)
Code of Ethics for Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 223 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 29, 2005.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), dated May 25, 2006. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:
Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	The Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.
The Glenmede Portfolios	Prudent Bear Funds, Inc.
Greenspring Fund	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Rockland Trust
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust
The Jensen Portfolio, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Greenville Capital Management, Inc. 100 S. Rockland Falls Road Rockland, DE 19732

Item 29. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 265 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 265 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on August 22, 2006.

Professionally Managed Portfolios

By: Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 265 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	August 22, 2006
Steven J. Paggioli

Dorothy A. Berry*	Trustee	August 22, 2006
Dorothy A. Berry

Wallace L. Cook*	Trustee	August 22, 2006
Wallace L. Cook

Carl A. Froebel*	Trustee	August 22, 2006
Carl A. Froebel

Rowley W. P. Redington*	Trustee	August 22, 2006
Rowley W. P. Redington

Robert M. Slotky*	President	August 22, 2006
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	August 22, 2006
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		August 22, 2006
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(h)(iv)	Operating Expense Limitation Agreement

(j)(i)	Consent of Independent Registered Public Accounting Firm